October 20, 1995

Securities & Exchange Commission
450 5th Street, N.W.
Washington, DC  20549

RE:      Rule 24f-2 Notice for SEI Tax Exempt Trust
         SEC File No. 2-76990


Ladies and Gentlemen:

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, you are hereby notified as follows:

(i) the fiscal year of the Trust for which this Notice is filed is the year ended August 31, 1995.

(ii) the number of securities of the same class of the Trust which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 which remained unsold at the beginning of such fiscal year was: $136,656,214


(iii) the number of securities of the Trust registered during such fiscal year other than pursuant to Rule 24f-2 was: 0.

(iv) the number of securities of the Trust sold during such fiscal year was: $8,073,208,611.

(v) the number of securities of the Trust sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2 was:
         $7,936,552,397.

This Notice is accompanied by an opinion of counsel as to whether the securities, the registration of which this Notice makes definite in number, were legally issued, fully paid and non-assessable as required by paragraphs
(b) (1) (v) and (c), respectively, of Rule 24f-2.
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Securities and Exchange Commission
Page Two
October 20, 1995

*Pursuant to Rule 24f-2(c) the filing fee accompanying this Notice was calculated as follows:

         (a)     actual aggregate sale price of
                 securities sold pursuant to
                 Rule 24f-2 during fiscal year
                 (paragraph (v) above):                     $7,936,552,397

         (b)     reduced by the difference
                 between:

                 (1)      the actual aggregate re-
                          demption price of
                          securities of the Trust
                          redeemed by the Trust
                          during such fiscal year;          $8,178,133,988

                          and

                 (2)      the actual aggregate re-
                          demption price of such
                          redeemed securities
                          previously applied pursuant
                          to Rules 24e-2(a) and 24e-1
                          of the Act;                        0

         (c)     net redemptions                            $(241,581,591)


Fee calculated pursuant to Section 6(b) of
the Securities Act of 1933:                                 $0



Very truly yours,

By:      Jeffrey A Cohen
   -----------------------
         Jeffrey A Cohen
         Controller

October 20, 1995

Securities & Exchange Commission
450 5th Street, N.W.
Washington, DC  20549

Ladies and Gentlemen:

SEI Tax Exempt Trust (the "Trust") is a trust organized under the laws of the Commonwealth of Massachusetts with its principal place of business in Boston, Massachusetts. The Trust is about to file a Rule 24f-2 Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, for the purpose of making definite the number of shares of beneficial interest ("Shares") which it has registered under the Securities Act of 1933, as amended, and which it sold during its fiscal year ended August 31, 1995.

As counsel to SEI Financial Services Company, I have examined copies, either certified or otherwise proved to be genuine, the Trust's Agreement and Declaration of Trust, and By-Laws, as now in effect, the minutes of meetings of its Trustees and other documents relating to the Trust's organization and operation, as I have deemed necessary in rendering this opinion. I have been advised that during its fiscal year ended August 31, 1995, the Trust sold 8,015,595,901 Shares at an aggregate sales price of $8,073,208,611 and redeemed 8,063,136,911 Shares having an aggregate redemption price of $8,178,133,988. Based upon the foregoing, it is my opinion that:

         1. The Trust is authorized to issue an unlimited number of Shares, including those Shares now issued and outstanding. Under Massachusetts law, such Shares which were issued and subsequently were redeemed by the Trust may be resold.

         2. The $7,936,552,397 worth of Shares sold during the Trust's fiscal year ended August 31, 1995, the registration of which will be made definite by the filing of a Rule 24f-2 Notice, were legally issued, fully paid and non- assessable. I express no legal opinion with respect to compliance with the Securities Act of 1933, the Investment Company Act of 1940 or applicable state securities laws in connection with the sale of such Shares.
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Securities and Exchange Commission
Page Two
October 20, 1995

The Trust is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust states that creditors of, contractors with and claimants against the Trust shall look only to the assets of the Trust for payment. It also requires that notice of such disclaimer be given in each contract or instrument made or issued by the officers or the Trustees of the Trust on behalf of the Trust. The Declaration of Trust further provides: (i) for indemnification out of Trust assets for all loss and expense of any shareholder held personally liable for the obligations of the Trust by virtue of ownership of Shares of the Trust; and (ii) for the Trust to assume the defense of any claim against the shareholder for any act or obligation of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations.

I hereby consent to this opinion accompanying the Rule 24f-2 Notice which the Trust is about to file with the Securities and Exchange Commission.

Very truly yours,


Robert B. Carroll
--------------------------
Robert B. Carroll, Esquire